Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2019

T03-QTLY-1219

1.9584807.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.0%
Oil & Gas Drilling – 0.8%
Diamond Offshore Drilling, Inc. (a)	22,900	$121,141
Helmerich & Payne, Inc.	36,445	1,366,687
Nabors Industries Ltd.	113,809	210,547
Noble Corp. PLC (a)	83,595	102,822
Patterson-UTI Energy, Inc.	69,265	576,285
Transocean Ltd. (a)	172,673	820,197
Valaris PLC	66,613	273,779

		3,471,458

Oil & Gas Equipment & Services – 9.2%
Apergy Corp. (a)	25,706	647,020
Archrock, Inc.	43,287	417,287
Baker Hughes a GE Co.	209,798	4,489,677
Cactus, Inc. Class A (a)	15,628	464,464
Core Laboratories N.V.	14,731	648,753
Covia Holdings Corp. (a)	11,038	15,232
DMC Global, Inc.	4,968	222,268
Dril-Quip, Inc. (a)	12,032	493,553
Exterran Corp. (a)	10,343	131,046
Forum Energy Technologies, Inc. (a)	24,964	28,958
Frank’s International N.V. (a)	30,317	148,553
FTS International, Inc. (a)	10,822	16,449
Halliburton Co.	290,749	5,596,918
Helix Energy Solutions Group, Inc. (a)	47,146	404,984
KLX Energy Services Holdings, Inc. (a)	6,954	55,215
Liberty Oilfield Services, Inc. Class A	18,633	171,610
Mammoth Energy Services, Inc.	4,455	7,128
Matrix Service Co. (a)	9,028	169,365
McDermott International, Inc. (a)	60,979	99,396
National Oilwell Varco, Inc.	128,368	2,903,684
Newpark Resources, Inc. (a)	30,158	180,948
NexTier Oilfield Solitions, Inc.	51,326	221,730
Nine Energy Service, Inc. (a)	5,532	31,256
Oceaneering International, Inc. (a)	32,847	465,114
Oil States International, Inc. (a)	19,153	273,313
ProPetro Holding Corp. (a)	28,351	219,720
RPC, Inc.	21,632	89,557
Schlumberger Ltd.	460,721	15,060,970
SEACOR Holdings, Inc. (a)	5,891	252,783
Select Energy Services, Inc. Class A (a)	20,193	153,467
Solaris Oilfield Infrastructure, Inc. Class A	10,529	112,029
TechnipFMC PLC	141,548	2,792,742
TETRA Technologies, Inc. (a)	41,137	69,933
Tidewater, Inc. (a)	11,897	193,088
US Silica Holdings, Inc.	23,207	103,503

		37,351,713

TOTAL ENERGY EQUIPMENT & SERVICES		40,823,171

OIL, GAS & CONSUMABLE FUELS – 89.8%
Coal & Consumable Fuels – 0.2%
Arch Coal, Inc. Class A	5,331	420,563
CONSOL Energy, Inc. (a)	9,241	122,258

	Shares	Value
Contura Energy, Inc. (a)	6,356	$145,807
Peabody Energy Corp.	25,044	263,713

		952,341

Integrated Oil & Gas – 44.4%
Chevron Corp.	633,620	73,588,627
Exxon Mobil Corp.	1,407,363	95,095,518
Occidental Petroleum Corp.	297,566	12,051,423
Unit Corp. (a)	18,007	36,734

		180,772,302

Oil & Gas Exploration & Production – 21.3%
Antero Resources Corp. (a)	87,271	218,178
Apache Corp.	125,051	2,708,605
Berry Petroleum Corp.	21,857	205,237
Bonanza Creek Energy, Inc. (a)	5,220	93,020
Cabot Oil & Gas Corp.	140,812	2,624,736
California Resources Corp. (a)	15,457	86,405
Callon Petroleum Co. (a)	75,993	288,773
Carrizo Oil & Gas, Inc. (a)	30,526	224,671
Centennial Resource Development, Inc. Class A (a)	61,674	209,692
Chaparral Energy, Inc. Class A (a)	10,088	9,455
Chesapeake Energy Corp. (a)	379,822	508,961
Cimarex Energy Co.	33,776	1,426,023
CNX Resources Corp. (a)	64,922	547,292
Concho Resources, Inc.	66,746	4,506,690
ConocoPhillips	375,922	20,750,894
Continental Resources, Inc. (a)	31,282	921,881
Denbury Resources, Inc. (a)	154,667	154,373
Devon Energy Corp.	138,092	2,800,506
Diamondback Energy, Inc.	52,058	4,464,494
EOG Resources, Inc.	193,026	13,378,632
EQT Corp.	84,863	911,429
Extraction Oil & Gas, Inc. (a)	35,328	60,058
Gran Tierra Energy, Inc. (a)	126,127	136,217
Gulfport Energy Corp. (a)	50,439	140,473
Hess Corp.	90,847	5,973,190
HighPoint Resources Corp. (a)	38,181	40,472
Jagged Peak Energy, Inc. (a)	21,021	149,039
Kosmos Energy Ltd.	93,300	578,460
Laredo Petroleum, Inc. (a)	50,934	120,204
Magnolia Oil & Gas Corp. Class A (a)	36,095	354,453
Marathon Oil Corp.	272,016	3,136,344
Matador Resources Co. (a)	36,791	511,763
Montage Resources Corp. (a)	7,492	33,864
Murphy Oil Corp.	54,785	1,130,215
Noble Energy, Inc.	159,035	3,063,014
Northern Oil and Gas, Inc. (a)	68,975	135,191
Oasis Petroleum, Inc. (a)	96,788	252,617
Parsley Energy, Inc. Class A	93,618	1,480,101
PDC Energy, Inc. (a)	22,016	439,219
Penn Virginia Corp. (a)	3,455	82,229
Pioneer Natural Resources Co.	56,020	6,891,580
QEP Resources, Inc.	78,831	262,507
Range Resources Corp.	70,902	285,735

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Common Stocks – continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Ring Energy, Inc. (a)	21,499	$35,688
Roan Resources, Inc. (a)	23,233	34,850
SandRidge Energy, Inc. (a)	9,976	43,695
SM Energy Co.	35,416	277,661
Southwestern Energy Co. (a)	180,576	370,181
SRC Energy, Inc. (a)	80,840	252,221
Talos Energy, Inc. (a)	7,123	153,358
Tellurian, Inc. (a)	32,269	257,184
Texas Pacific Land Trust	2,061	1,172,771
W&T Offshore, Inc. (a)	33,011	133,034
Whiting Petroleum Corp. (a)	30,416	192,837
WPX Energy, Inc. (a)	140,651	1,403,697

		86,624,069

Oil & Gas Refining & Marketing – 13.0%
Clean Energy Fuels Corp. (a)	48,730	109,643
CVR Energy, Inc.	10,017	475,006
Delek US Holdings, Inc.	25,527	1,019,804
Green Plains, Inc.	12,934	159,476
HollyFrontier Corp.	53,952	2,964,123
Marathon Petroleum Corp.	220,403	14,094,772
Par Pacific Holdings, Inc. (a)	10,789	244,371
PBF Energy, Inc. Class A	37,817	1,220,733
Phillips 66	151,014	17,641,455
Renewable Energy Group, Inc. (a)	12,535	204,822
REX American Resources Corp. (a)	1,894	153,262
Valero Energy Corp.	138,787	13,459,563
World Fuel Services Corp.	22,337	933,016

		52,680,046

Oil & Gas Storage & Transportation – 10.9%
Antero Midstream Corp.	75,753	487,849
Cheniere Energy, Inc. (a)	77,081	4,744,336

	Shares	Value
EnLink Midstream LLC	88,993	$556,206
Equitrans Midstream Corp.	71,994	1,002,156
International Seaways, Inc. (a)	6,838	171,907
Kinder Morgan, Inc.	677,678	13,540,006
ONEOK, Inc.	137,289	9,586,891
Plains GP Holdings LP Class A (a)	57,611	1,069,260
SemGroup Corp. Class A	22,457	361,558
Tallgrass Energy LP Class A	53,566	999,542
Targa Resources Corp.	77,312	3,005,891
The Williams Cos., Inc.	403,063	8,992,336

		44,517,938

TOTAL OIL, GAS & CONSUMABLE FUELS		365,546,696

TOTAL COMMON STOCKS (Cost $559,298,909)		406,369,867

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $268,000)	268,000	268,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $559,566,909)		406,637,867

NET OTHER ASSETS (LIABILITIES) – 0.1%		507,687

NET ASSETS – 100.0%		$407,145,554

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Schedule of Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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